Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative financial assets	$ 185,949	$ 114,251	$ 150,108
Derivative financial liabilities	193,147	116,113	154,906
Other notional values	26,040,000	13,993,000	11,376,000
Notional values related to derivative financial assets and liabilities	13,010,000	10,224,000	9,302,000
Credit Suisse
Derivative [Line Items]
Derivative financial assets	63,200
Derivative financial liabilities	66,700
Other notional values	10,689,000
Notional values related to derivative financial assets and liabilities	2,804,000
Interest rate
Derivative [Line Items]
Derivative financial assets	63,700	36,700	39,800
Derivative financial liabilities	62,000	34,700	37,500
Other notional values	25,438,000	13,842,000	11,255,000
Notional values related to derivative financial assets and liabilities	3,788,000	2,345,000	2,080,000
Notional values related to derivative financial assets and liabilities related to over-the-counter derivatives	225,000
Credit derivative
Derivative [Line Items]
Derivative financial assets	5,400	1,300	1,000
Derivative financial liabilities	6,200	1,300	1,200
Notional values related to derivative financial assets and liabilities	379,000	86,000	74,000
Foreign exchange
Derivative [Line Items]
Derivative financial assets	74,700	52,200	85,500
Derivative financial liabilities	76,600	53,300	88,500
Other notional values	82,000	56,000	40,000
Notional values related to derivative financial assets and liabilities	7,350,000	6,610,000	6,080,000
Equity / index
Derivative [Line Items]
Derivative financial assets	39,700	21,800	22,200
Derivative financial liabilities	45,300	24,600	26,100
Other notional values	497,000	76,000	63,000
Notional values related to derivative financial assets and liabilities	1,192,000	932,000	886,000
Commodity
Derivative [Line Items]
Derivative financial assets	1,700	1,800	1,400
Derivative financial liabilities	1,700	1,600	1,400
Other notional values	23,000	19,000	18,000
Notional values related to derivative financial assets and liabilities	159,000	146,000	132,000
Other
Derivative [Line Items]
Derivative financial assets	800	400	200
Derivative financial liabilities	1,300	600	100
Notional values related to derivative financial assets and liabilities	$ 140,000	$ 106,000	$ 50,000